Note 13 - Financial Information of Parent Company - Balance Sheet (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Total Asset	$ 9,889,000	$ 16,742,000
Total Liability	158,000	14,180,000
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* and 168,000,000* shares as of June 30, 2024 and 2025, respectively)	17,000	6,000
Additional paid-in capital	45,783,000	33,256,000
Accumulated deficit	36,069,000	30,700,000
Total Shareholders’ Equity:	9,731,000	2,562,000	$ 3,203,000	$ 5,919,000
Total Liability and Shareholders’ Equity:	9,889,000	16,742,000
Parent Company [Member]
Total Asset	25,982,000	27,968,000
Other payables and accrued liabilities	150	0
Total Liability	150	0
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* and 168,000,000* shares as of June 30, 2024 and 2025, respectively)	17,000	6,000
Additional paid-in capital	29,200	27,967
Accumulated deficit	(3,385,000)	(5,000)
Total Shareholders’ Equity:	25,832,000	27,968,000
Total Liability and Shareholders’ Equity:	25,982,000	27,968,000
Parent Company [Member] | Related Party [Member]
Due from related parties	$ 25,982,000	$ 27,968,000